Liquidity, Financial Condition and Management's Plans (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 25, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 15, 2017	Nov. 20, 2015	Oct. 29, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Preferred stock, shares issued								1,160,941
Share issued price per share												$ 0.31
Threshold price per share									$ 18.0	$ 18.0	$ 10.8
Gross proceeds from may fund raising				$ 1,000,000
Net proceeds from may fund raising				925,114
Net cash used in operating activities				958,755	674,545	$ 828,459	$ 796,532
Net loss		$ 10,959,746	$ (3,236,941)	45,563,617	26,945,976	44,265,276	10,047,036
Cash		5,943		5,943		95,068	124,535						$ 5,403
Working capital deficiency		4,800,000		4,800,000		45,300,000
Fair value of derivative liabilities		$ 4,341,334		$ 4,341,334		23,231,938	$ 3,794,153
Common Stock [Member]
Number of preferred stock shares convertible into common stock							36,667
Net loss
Warrants [Member]
Number of common stock issued to cover warrants	47,302,176
Series A Warrants [Member]
Number of common stock issued to cover warrants	15,873,600
Warrant exercise price per share	$ 0.085
Warrant term	5 years
Additional Warrants [Member]
Number of common stock issued to cover warrants	15,714,288
Warrant exercise price per share	$ 0.085
Share issued price per share	$ 0.17
Additional Warrants [Member] | Minimum [Member]
Common stock trading volume	$ 50,000
Bonus Warrants [Member]
Number of common stock issued to cover warrants	15,714,288
Warrant exercise price per share	$ 0.17
Warrant term	3 years
Bonus Warrants [Member] | Minimum [Member]
Threshold price per share	$ 0.30
Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued						0	0
Four Institutional Investors [Member] | Common Stock [Member]
Number of preferred stock shares convertible into common stock	15,873,600
Four Institutional Investors [Member] | Common Stock Equivalents [Member]
Preferred stock conversion price per share	$ 0.063
Four Institutional Investors [Member] | Series C Convertible Preferred Stock [Member]
Proceeds from issuance of preferred stock	$ 1,000,000
Preferred stock, shares issued	79,368
Preferred stock conversion price per share	$ 0.07
Preferred stock convertible, value	$ 1,111,111